DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Expenses by nature [abstract]
Depreciation and amortization expense	$ 941	$ 882	$ 1,901	$ 1,818
Compensation	792	770	1,545	1,497
Cost of inventory	587	702	1,209	1,408
Fuel, transportation, and distribution costs	527	411	1,058	819
Operations and maintenance costs	325	315	623	645
Marketing and administrative costs	299	307	573	592
Utilities	288	281	570	580
Other direct operating costs	236	207	480	429
Total	$ 3,995	$ 3,875	$ 7,959	$ 7,788